Revenue Recognition - Rollforward Contract Assets and Liabilities (Details) $ in Millions	6 Months Ended
Dec. 31, 2024 USD ($)
Contract Assets (Short-Term)
Recorded on the Combination	$ 220
Decrease	(23)
Ending balance - December 31, 2024	197
Contract Liabilities (Short-Term)
Recorded on the Combination	10
Decrease	(5)
Ending balance - December 31, 2024	$ 5